RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTIES	RELATED PARTIES

	US Dollars
Figures in millions	2025	2024	2023

Material related party transactions were as follows (not attributable):

Purchases and services acquired from related parties
Associates	11	12	12

Loan advanced to joint ventures and associates
Joint ventures	333	463	506

Key management remuneration
Key management remuneration includes executive and non-executive directors as well as executive management that held office in the current year.

US Dollar thousands						2025	2024	2023
	Base salary	Pension scheme benefits	Other benefits(1)	Annual cash bonus	Transition award (2)	Total (3)	Total	Total
Executive Directors	2,476	579	228	2,574	1,637	7,494	6,262	9,899

(1)  Other benefits include family health insurance, group life insurance, social security, relocation reimbursements and other benefits.
(2) Transition awards comprised one-third cash and two-thirds share awards.
(3) No regular share awards were earned during the 2025 performance year as the first vesting of the PSP awards will take place in 2027.

US Dollar thousands						2025	2024	2023
	Base salary	Pension scheme benefits	Other benefits(1)	Annual cash bonus	Transition award (2)	Total (3)	Total	Total
Executive Management	3,553	725	833	3,161	2,044	10,316	8,317	12,029

(1)Other benefits include family health insurance, group life insurance, social security, relocation reimbursements and other benefits.
(2)Transition awards comprised one-third cash and two-thirds share awards.
(3)No regular share awards were earned during the 2025 performance year as the first vesting of the PSP awards will take place in 2027.

US Dollar thousands				2025	2024	2023
	Director fees (1)	Committee fees (2)	Travel allowance	Total	Total	Total
Non-executive Directors	1,265	472	164	1,901	2,120	2,268

(1)Includes the annual base fee paid to NEDs as well as fees paid for special Board meetings.
(2)Includes the fee paid to the individual for their committee membership and committee chairperson role, where applicable, as well as fees paid for special committee meetings. In 2025, this included an additional Compensation and Human Resources Committee meeting in February 2025.